15. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Reconciliation of income tax
	2019	2018

Federal statutory rates	$(666,864)	$(425,179)
State income taxes	(280,718)	(178,980)
Permanent differences	154,332	305
Valuation allowance against net deferred tax assets	793,250	603,854
Effective rate	$–	$–

Schedule of deferred tax assets and liabilities
	2019	2018
Deferred income tax asset
Net operating loss carryforwards	$1,947,748	$1,154,655
Interest	39,827	39,670
Total deferred income tax asset	1,987,575	1,194,325
Less: valuation allowance	(1,987,575)	(1,194,325)
Total deferred income tax asset	$–	$–